Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Shares	Value
COMMON STOCKS† - 8.1%
Consumer, Cyclical - 2.3%
Six Flags Entertainment Corp.[1]	130,000	$6,867,900
Carnival Corp.[1]	90,000	4,250,700
Macy's, Inc.	100,000	2,273,000
Total Consumer, Cyclical		13,391,600
Industrial - 1.1%
Boeing Co.[1]	18,000	6,141,240
Consumer, Non-cyclical - 1.0%
Humana, Inc.[1]	20,000	5,935,000
Energy - 0.9%
BP plc ADR[1]	137,000	5,444,380
Communications - 0.9%
Alibaba Group Holding Ltd. ADR*,1	31,200	5,401,032
Financial - 0.7%
Lazard Ltd. — Class A1	110,000	4,258,100
Basic Materials - 0.7%
Glencore plc*	1,250,000	4,078,185
Technology - 0.5%
Microchip Technology, Inc.[1]	30,000	2,832,600
Total Common Stocks
(Cost $47,804,110)		47,482,137
CONVERTIBLE PREFERRED STOCKS† - 12.9%
Financial - 4.8%
Assurant, Inc.
6.50% due 03/15/21	81,167	9,481,929
Wells Fargo & Co.
7.50%[1,4]	6,000	8,349,206
Bank of America Corp.
7.25%[1,4]	4,000	5,669,760
Crown Castle International Corp.
6.88% due 08/01/20[1]	2,145	2,586,355
QTS Realty Trust, Inc.
6.50%[1,4]	15,863	1,794,264
Total Financial		27,881,514
Consumer, Non-cyclical - 3.1%
Danaher Corp.
4.75% due 04/15/22[1]	6,688	7,590,211
Becton Dickinson and Co.
6.13% due 05/01/20[1]	80,686	4,974,292
Bunge Ltd.
4.88%[1,4]	40,891	4,232,218
Avantor, Inc.
6.25% due 05/15/22	21,063	1,290,741
Total Consumer, Non-cyclical		18,087,462
Industrial - 1.8%
Energizer Holdings, Inc.
7.50% due 01/15/22[1]	72,842	6,760,466
Fortive Corp. 5.00%
due 07/01/21[1]	1,733	1,693,896
Stanley Black & Decker, Inc.
5.38% due 05/15/20[1]	11,555	1,172,717
Colfax Corp.
5.75% due 01/15/22[1]	6,341	791,167
Total Industrial		10,418,246
Utilities - 1.6%
Dominion Energy, Inc.
7.25% due 06/01/22[1]	35,045	3,523,074

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 12.9% (continued)
Utilities - 1.6% (continued)
NextEra Energy, Inc.
6.12% due 09/01/19	28,915	$1,910,414
American Electric Power Company, Inc.
6.13% due 03/15/22[1]	24,367	1,327,514
CenterPoint Energy, Inc.
7.00% due 09/1/21[1]	25,266	1,291,345
Sempra Energy
6.75% due 07/15/21[1]	10,450	1,160,997
Total Utilities		9,213,344
Basic Materials - 1.3%
International Flavors & Fragrances, Inc.
6.00% due 09/15/21[1]	140,211	7,539,145
Technology - 0.3%
Change Healthcare, Inc.
6.00% due 06/30/22*	33,677	1,818,895
Total Convertible Preferred Stocks
(Cost $69,032,302)		74,958,606
MONEY MARKET FUND† - 7.1%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class
2.21%[2]	41,222,393	41,222,393
Total Money Market Fund
(Cost $41,222,393)		41,222,393

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0%
Consumer, Cyclical - 15.3%
GameStop Corp.
6.75% due 03/15/21[1,3]	6,253,000	$6,221,735
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,3]	4,513,000	4,625,825
5.50% due 04/15/27[1,3]	871,000	918,905
Scientific Games International, Inc.
10.00% due 12/01/22[1]	3,336,000	3,490,356
8.25% due 03/15/26[1,3]	1,868,000	2,003,953
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50% due 05/01/25[1,3]	5,684,000	5,371,380
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	5,025,000	4,899,375
Navistar International Corp.
6.63% due 11/01/25[3]	4,500,000	4,640,625
Staples, Inc.
10.75% due 04/15/27[1,3]	1,983,000	2,057,363
7.50% due 04/15/26[1,3]	1,770,000	1,814,250
Enterprise Development Authority
12.00% due 07/15/24[1,3]	3,432,000	3,835,260
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	3,636,000	3,808,710
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[1,3]	3,546,000	3,767,625

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Consumer, Cyclical - 15.3% (continued)
Delphi Technologies plc
5.00% due 10/01/25[1,3]	4,163,000	$3,673,847
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,433,000	3,484,495
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	3,011,000	3,029,819
5.50% due 04/01/27[1,3]	428,000	449,534
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	3,201,000	3,209,003
Mattamy Group Corp.
6.88% due 12/15/23[1,3]	3,037,000	3,166,073
Wynn Macau Ltd.
5.50% due 10/01/27[1,3]	2,754,000	2,781,540
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21[1]	3,000,000	2,655,000
Carlson Travel, Inc.
9.50% due 12/15/24[3]	2,600,000	2,600,000
American Greetings Corp.
8.75% due 04/15/25[3]	2,767,000	2,580,227
Truck Hero, Inc.
8.50% due 04/21/24[1,3]	2,558,000	2,564,395
TRI Pointe Group, Inc.
4.88% due 07/01/21[1]	2,484,000	2,546,100
Panther BF Aggregator 2 Limited Partnership / Panther Finance Company, Inc.
8.50% due 05/15/27[1,3]	2,145,000	2,185,219
AAG FH Limited Partnership / AAG FH Finco, Inc.
9.75% due 07/15/24[1,3]	2,254,000	2,101,855
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,060,200
Scotts Miracle-Gro Co.
5.25% due 12/15/26[1]	1,716,000	1,765,335
William Carter Co.
5.63% due 03/15/27[1,3]	703,000	740,786
Total Consumer, Cyclical		89,048,790
Consumer, Non-cyclical - 12.5%
Bausch Health Companies, Inc.
5.75% due 08/15/27[1,3]	5,690,000	6,002,950
6.13% due 04/15/25[1,3]	4,000,000	4,125,000
7.00% due 03/15/24[1,3]	2,587,000	2,735,753
HCA, Inc.
5.88% due 02/15/26[1]	4,360,000	4,861,400
7.50% due 02/15/22[1]	2,525,000	2,801,992
7.69% due 06/15/25[1]	1,112,000	1,312,160
Encompass Health Corp.
5.75% due 09/15/25[1]	3,782,000	3,952,190
5.75% due 11/01/24[1]	1,834,000	1,861,547
Tenet Healthcare Corp.
4.63% due 07/15/24[1]	2,146,000	2,190,529
7.00% due 08/01/25[1]	2,110,000	2,112,638
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,750,000	4,171,875

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Consumer, Non-cyclical - 12.5% (continued)
United Rentals North America, Inc.
6.50% due 12/15/26[1]	3,793,000	$4,133,232
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	1,800,000	1,886,076
4.88% due 06/15/25[1,3]	1,761,000	1,794,019
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	3,445,000	3,586,073
Magellan Health, Inc.
4.90% due 09/22/24[1]	3,556,000	3,564,890
Centene Corp.
4.75% due 05/15/22[1]	3,430,000	3,483,371
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	3,249,000	3,395,205
Nielsen Finance LLC / Nielsen Finance Co.
5.00% due 04/15/22[1,3]	3,021,000	3,031,423
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,3]	2,569,000	2,559,366
MEDNAX, Inc.
6.25% due 01/15/27[1,3]	2,412,000	2,396,364
Ortho-Clinical Diagnostics Incorporated / Ortho-Clinical Diagnostics S.A.
6.63% due 05/15/22[1,3]	2,233,000	2,188,340
Central Garden & Pet Co.
6.13% due 11/15/23[1]	1,419,000	1,479,307
Envision Healthcare Corp.
8.75% due 10/15/26[1,3]	1,857,000	1,295,257
Dean Foods Co.
6.50% due 03/15/23[3]	2,132,000	1,193,920
Weight Watchers International, Inc.
8.63% due 12/01/25[1,3]	1,049,000	1,024,013
Land O' Lakes, Inc.
6.00% due 11/15/22[1,3]	45,000	47,002
Total Consumer, Non-cyclical		73,185,892
Communications - 9.9%
Sirius XM Radio, Inc.
5.38% due 04/15/25[1,3]	5,000,000	5,212,500
3.88% due 08/01/22[1,3]	2,689,000	2,729,335
Sprint Corp.
7.88% due 09/15/23[1]	6,900,000	7,710,750
CenturyLink, Inc.
6.45% due 06/15/21[1]	3,312,000	3,481,906
6.88% due 01/15/28	1,284,000	1,300,050
DISH DBS Corp.
6.75% due 06/01/21[1]	2,015,000	2,102,552
5.13% due 05/01/20[1]	1,716,000	1,739,595
Inmarsat Finance plc
6.50% due 10/01/24[1,3]	3,320,000	3,486,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38% due 08/15/26[3]	3,360,000	3,423,000
National CineMedia LLC
6.00% due 04/15/22[1]	1,774,000	1,791,740
5.75% due 08/15/26[1]	1,664,000	1,605,760

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Communications - 9.9% (continued)
CommScope, Inc.
8.25% due 03/01/27[1,3]	3,362,000	$3,324,177
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	2,946,000	3,178,816
GrubHub Holdings, Inc.
5.50% due 07/01/27[1,3]	3,036,000	3,123,315
Altice Luxembourg S.A.
10.50% due 05/15/27[1,3]	2,697,000	2,862,191
Meredith Corp.
6.88% due 02/01/26[1]	2,601,000	2,770,065
West Corp.
8.50% due 10/15/25[1,3]	3,203,000	2,714,543
MDC Partners, Inc.
6.50% due 05/01/24[1,3]	2,659,000	2,413,043
Frontier Communications Corp.
7.63% due 04/15/24	3,003,000	1,670,569
Cincinnati Bell, Inc.
8.00% due 10/15/25[1,3]	1,715,000	1,436,312
Total Communications		58,076,219
Energy - 9.8%
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	3,857,000	4,054,671
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	2,158,000	2,238,925
5.38% due 01/15/25[1,3]	1,703,000	1,732,905
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00% due 11/01/26[1,3]	2,163,000	1,741,215
10.00% due 04/01/22[1,3]	1,673,000	1,660,452
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	3,431,000	3,400,979
PDC Energy, Inc.
5.75% due 05/15/26[1]	3,433,000	3,327,298
Parkland Fuel Corp.
5.88% due 07/15/27[1,3]	3,178,000	3,277,313
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	2,859,000	2,948,344
Oasis Petroleum, Inc.
6.25% due 05/01/26[1,3]	3,069,000	2,922,916
Plains All American Pipeline, LP
6.13%[4,5]	3,000,000	2,897,940
Gulfport Energy Corp.
6.00% due 10/15/24[1]	3,430,000	2,657,907
SM Energy Co.
6.75% due 09/15/26[1]	2,921,000	2,643,505

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Energy - 9.8% (continued)
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25[1]	2,768,000	$2,394,320
5.50% due 08/15/22[1]	125,000	120,625
Continental Resources, Inc.
5.00% due 09/15/22[1]	2,402,000	2,419,097
Nabors Industries, Inc.
5.75% due 02/01/25[1]	2,600,000	2,288,000
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
7.75% due 04/15/23[1]	2,355,000	2,269,631
Southwestern Energy Co.
7.50% due 04/01/26[1]	2,464,000	2,168,320
Murphy Oil Corp.
5.75% due 08/15/25[1]	1,344,000	1,384,320
6.88% due 08/15/24	672,000	707,428
Indigo Natural Resources LLC
6.88% due 02/15/26[1,3]	2,000,000	1,695,000
SESI LLC
7.75% due 09/15/24	2,776,000	1,679,480
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	1,565,000	1,611,950
Antero Midstream Partners Limited Partnership / Antero Midstream Finance Corp.
5.75% due 01/15/28[1,3]	1,526,000	1,432,532
Diamondback Energy, Inc.
5.38% due 05/31/25[1]	1,301,000	1,369,302
Total Energy		57,044,375
Basic Materials - 9.5%
Alcoa Nederland Holding BV
6.75% due 09/30/24[1,3]	4,000,000	4,210,000
6.13% due 05/15/28[1,3]	3,495,000	3,682,856
Commercial Metals Co.
5.75% due 04/15/26[1]	3,019,000	3,117,118
4.88% due 05/15/23[1]	3,000,000	3,090,000
FMG Resources August 2006 Pty Ltd.
4.75% due 05/15/22[1,3]	2,756,000	2,822,888
5.13% due 03/15/23[1,3]	2,000,000	2,087,500
First Quantum Minerals Ltd.
6.88% due 03/01/26[3]	3,924,000	3,722,895
7.50% due 04/01/25[3]	800,000	786,000
TPC Group, Inc.
8.75% due 12/15/20[1,3]	2,243,000	2,247,486
10.50% due 08/01/24[3]	2,016,000	2,137,746
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,3]	3,676,000	3,924,130
Valvoline, Inc.
5.50% due 07/15/24[1]	2,406,000	2,496,225
4.38% due 08/15/25[1]	1,000,000	1,012,500
AK Steel Corp.
7.50% due 07/15/23[1]	3,100,000	3,183,312

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Basic Materials - 9.5% (continued)
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	3,281,000	$3,168,232
New Gold, Inc.
6.38% due 05/15/25[1,3]	3,550,000	3,088,500
Steel Dynamics, Inc.
5.50% due 10/01/24[1]	2,563,000	2,651,962
Rayonier AM Products, Inc.
5.50% due 06/01/24[1,3]	3,008,000	2,421,440
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	2,038,000	2,124,615
Tronox Finance plc
5.75% due 10/01/25[1,3]	1,930,000	1,823,850
Tronox, Inc.
6.50% due 04/15/26[1,3]	1,785,000	1,716,010
Total Basic Materials		55,515,265
Industrial - 5.5%
MasTec, Inc.
4.88% due 03/15/23[1]	4,715,000	4,797,513
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	3,779,000	3,864,028
WESCO Distribution, Inc.
5.38% due 06/15/24[1]	3,433,000	3,561,737
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	4,443,000	3,554,400
Ball Corp.
4.38% due 12/15/20[1]	3,432,000	3,504,930
Energizer Holdings, Inc.
6.38% due 07/15/26[1,3]	3,000,000	3,135,000
TransDigm, Inc.
6.00% due 07/15/22[1]	2,558,000	2,590,742
Triumph Group, Inc.
4.88% due 04/01/21[1]	2,550,000	2,537,250
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[1,3]	3,512,000	2,388,160
Mueller Water Products, Inc.
5.50% due 06/15/26[1,3]	1,899,000	1,984,455
Total Industrial		31,918,215
Technology - 4.6%
Amkor Technology, Inc.
6.63% due 09/15/27[1,3]	7,287,000	7,637,650
Seagate HDD Cayman
4.25% due 03/01/22[1]	4,010,000	4,099,330
4.88% due 03/01/24[1]	2,000,000	2,049,934
NCR Corp.
5.00% due 07/15/22[1]	5,000,000	5,042,250
Qorvo, Inc.
5.50% due 07/15/26[1]	4,000,000	4,223,200
Infor US, Inc.
6.50% due 05/15/22[1]	4,000,000	4,085,000
Total Technology		27,137,364
Financial - 2.5%
Credit Acceptance Corp.
6.63% due 03/15/26[1,3]	2,920,000	3,157,396
7.38% due 03/15/23[1]	655,000	682,837

	Face
	Amount~	Value
CORPORATE BONDS†† - 70.0% (continued)
Financial - 2.5% (continued)
Navient Corp.
8.00% due 03/25/20[1]	3,008,000	$3,109,520
CIT Group, Inc.
5.00% due 08/15/22[1]	2,920,000	3,102,500
CoreCivic, Inc.
4.63% due 05/01/23[1]	2,665,000	2,543,742
Fidelity & Guaranty Life Holdings, Inc.
5.50% due 05/01/25[1,3]	1,736,000	1,822,800
Newmark Group, Inc.
6.13% due 11/15/23[1]	100,000	107,449
Total Financial		14,526,244
Utilities - 0.4%
Talen Energy Supply LLC
10.50% due 01/15/26[1,3]	1,700,000	1,602,250
6.63% due 01/15/28[1,3]	776,000	746,900
Total Utilities		2,349,150
Total Corporate Bonds
(Cost $405,644,146)		408,801,514
CONVERTIBLE BONDS†† - 66.1%
Technology - 15.2%
Microchip Technology, Inc.
1.63% due 02/15/27[1]	8,554,000	10,921,747
Splunk, Inc.
0.50% due 09/15/23[1,3]	9,505,000	10,847,519
STMicroelectronics N.V.
0.25% due 07/03/24[1]	4,200,000	4,953,720
Western Digital Corp.
1.50% due 02/01/24[1,3]	5,000,000	4,659,976
Akamai Technologies, Inc.
0.13% due 05/01/25[1]	4,041,000	4,563,121
Rapid7, Inc.
1.25% due 08/01/23[3]	2,721,000	4,330,931
ON Semiconductor Corp.
1.63% due 10/15/23[1]	3,326,000	4,230,015
New Relic, Inc.
0.50% due 05/01/23[1]	3,483,000	3,842,916
Nutanix, Inc.
due 01/15/23[1,6]	3,744,000	3,388,876
Pluralsight, Inc.
0.38% due 03/01/24[1,3]	2,929,000	3,191,093
Lumentum Holdings, Inc.
0.25% due 03/15/24[1]	2,557,000	3,074,589
Pure Storage, Inc.
0.13% due 04/15/23[1]	3,117,000	3,016,816
DocuSign, Inc.
0.50% due 09/15/23[1,3]	2,376,000	2,515,317
Coupa Software, Inc.
0.13% due 06/15/25[1,3]	1,804,000	2,029,224
Workday, Inc.
0.25% due 10/01/22[1]	1,365,000	2,003,194
Five9, Inc.
0.13% due 05/01/23[1]	1,365,000	1,863,023
Zynga, Inc.
0.25% due 06/01/24[1,3]	1,610,000	1,660,953
Lenovo Group Ltd.
3.38% due 01/24/24[1]	1,350,000	1,563,519
ServiceNow, Inc.
due 06/01/22[1,6]	739,000	1,539,981

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Technology - 15.2% (continued)
Envestnet, Inc.
1.75% due 06/01/23[1]	1,131,000	$1,389,474
Teradyne, Inc.
1.25% due 12/15/23[1]	739,000	1,355,828
Guidewire Software, Inc.
1.25% due 03/15/25[1]	1,147,000	1,291,352
Nuance Communications, Inc.
1.25% due 04/01/25[1]	1,171,000	1,178,714
CSG Systems International, Inc.
4.25% due 03/15/36[1]	999,000	1,133,926
Twilio, Inc.
0.25% due 06/01/23[1]	550,000	1,124,850
Tabula Rasa HealthCare, Inc.
1.75% due 02/15/26[1,3]	967,000	1,082,924
LivePerson, Inc.
0.75% due 03/01/24[1,3]	959,000	1,076,544
Intel Corp.
3.25% due 08/01/39[1]	366,000	908,683
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	500,000	860,775
Benefitfocus, Inc.
1.25% due 12/15/23[1,3]	980,000	860,038
Altair Engineering, Inc.
0.25% due 06/01/24[1]	776,000	859,938
Verint Systems, Inc.
1.50% due 06/01/21[1]	682,000	756,969
NXP Semiconductors N.V.
1.00% due 12/01/19[1]	696,000	744,344
Total Technology		88,820,889
Communications - 13.4%
Liberty Media Corp.
1.38% due 10/15/23	4,138,000	4,958,167
2.25% due 12/01/48[1,3]	2,372,000	2,862,077
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	4,000,000	4,012,200
1.99% due 07/01/25[1]	2,436,000	2,701,565
Zillow Group, Inc.
1.50% due 07/01/23	4,000,000	4,081,473
2.00% due 12/01/21[1]	1,815,000	2,125,622
Palo Alto Networks, Inc.
0.75% due 07/01/23[1,3]	5,624,000	6,205,942
Booking Holdings, Inc.
0.35% due 06/15/20[1]	2,455,000	3,551,506
0.90% due 09/15/21[1]	2,042,000	2,356,137
Weibo Corp.
1.25% due 11/15/22[1]	5,000,000	4,699,577
Twitter, Inc.
0.25% due 06/15/24[1]	4,294,000	4,577,851
DISH Network Corp.
3.38% due 08/15/26[1]	4,946,000	4,544,573
Viavi Solutions, Inc.
1.00% due 03/01/24[1]	3,080,000	3,867,542
iQIYI, Inc.
2.00% due 04/01/25[1,3]	4,050,000	3,864,170
IAC Financeco 2, Inc.
0.88% due 06/15/26[1,3]	3,215,000	3,380,344
YY, Inc.
0.75% due 06/15/25[1,3]	2,668,000	2,617,781

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Communications - 13.4% (continued)
Zendesk, Inc.
0.25% due 03/15/23[1]	1,687,000	$2,478,708
Vonage Holdings Corp.
1.75% due 06/01/24[1,3]	2,306,000	2,459,903
FireEye, Inc.
0.88% due 06/01/24[1]	2,485,000	2,449,586
Q2 Holdings, Inc.
0.75% due 06/01/26[1,3]	2,081,000	2,307,931
GCI Liberty, Inc.
1.75% due 09/30/46[1,3]	1,810,000	2,121,473
Liberty Latin America Ltd.
2.00% due 07/15/24[3]	1,874,000	1,848,534
Quotient Technology, Inc.
1.75% due 12/01/22[1]	1,324,000	1,293,201
InterDigital, Inc.
2.00% due 06/01/24[1,3]	1,063,000	1,088,831
8x8, Inc.
0.50% due 02/01/24[1,3]	928,000	1,075,074
Wayfair, Inc.
1.13% due 11/01/24[3]	421,000	574,958
Total Communications		78,104,726
Consumer, Non-cyclical - 12.7%
Square, Inc.
0.50% due 05/15/23[1]	6,414,000	8,183,833
Jazz Investments I Ltd.
1.50% due 08/15/24[1]	6,046,000	5,943,638
Intercept Pharmaceuticals, Inc.
3.25% due 07/01/23[1]	6,048,000	5,201,183
Wright Medical Group, Inc.
1.63% due 06/15/23[1]	3,790,000	4,122,800
DexCom, Inc.
0.75% due 12/01/23[1,3]	3,064,000	3,686,375
Illumina, Inc.
0.50% due 06/15/21[1]	1,870,000	2,493,524
due 08/15/23[1,3,6]	984,000	1,064,650
Exact Sciences Corp.
0.38% due 03/15/27[1]	2,644,000	3,268,797
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	2,914,000	3,154,509
Insulet Corp.
1.38% due 11/15/24[1]	2,121,000	3,083,584
Euronet Worldwide, Inc.
0.75% due 03/15/49[1,3]	2,270,000	2,679,565
Teladoc Health, Inc.
1.38% due 05/15/25[1]	1,664,000	2,504,355
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	2,023,000	2,439,112
NuVasive, Inc.
2.25% due 03/15/21[1]	1,820,000	2,193,475
Chegg, Inc.
0.13% due 03/15/25[1,3]	1,936,000	2,157,737
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1]	1,496,000	2,156,609
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	1,786,000	1,703,273
QIAGEN N.V.
0.50% due 09/13/23[1]	1,400,000	1,558,914

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Consumer, Non-cyclical - 12.7% (continued)
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	1,257,000	$1,415,741
Orpea
0.38% due 05/17/27[1]	EUR 7,664	1,363,410
Biocartis N.V.
4.00% due 05/09/24	EUR 1,100,000	1,257,208
Supernus Pharmaceuticals, Inc.
0.63% due 04/01/23[1]	1,202,000	1,181,183
Yaoko Company Ltd.
due 06/20/24[6]	JPY 120,000,000	1,139,743
Anthem, Inc.
2.75% due 10/15/42[1]	264,000	1,080,376
CONMED Corp.
2.63% due 02/01/24[1,3]	896,000	1,051,551
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1]	472,000	1,030,735
Nipro Corp.
due 01/29/21[1,6]	JPY 90,000,000	867,046
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1]	1,019,000	849,413
Insmed, Inc.
1.75% due 01/15/25[1]	918,000	836,291
GMO Payment Gateway, Inc.
due 06/19/23[6]	JPY 70,000,000	819,848
Carrefour S.A.
due 03/27/24[1,6]	800,000	794,695
Retrophin, Inc.
2.50% due 09/15/25[1]	850,000	770,420
GN Store Nord A/S
due 05/21/24[1,6]	EUR 600,000	696,980
Top Glove Labuan Ltd.
2.00% due 03/01/24	675,000	664,372
J Sainsbury plc
2.88% due 12/29/49[5]	GBP 500,000	617,429
Total Consumer, Non-cyclical		74,032,374
Industrial - 6.9%
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24[1]	5,249,000	5,494,893
KBR, Inc.
2.50% due 11/01/23[1,3]	3,007,000	3,649,482
Airbus SE
due 06/14/21[1,6]	EUR 1,700,000	2,100,501
due 07/01/22[1,6]	EUR 700,000	1,022,858
Fortive Corp.
0.88% due 02/15/22[1,3]	2,452,000	2,525,675
Scorpio Tankers, Inc.
3.00% due 05/15/22	2,372,000	2,322,980
China Railway Construction Corporation Ltd.
due 01/29/21[1,6]	2,000,000	2,195,544
Sika A.G.
0.15% due 06/05/25	CHF 1,980,000	2,181,236
Vinci S.A.
0.38% due 02/16/22[1]	1,600,000	1,889,316
Larsen & Toubro Ltd.
0.68% due 10/22/19	1,800,000	1,837,467

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Industrial - 6.9% (continued)
Dycom Industries, Inc.
0.75% due 09/15/21[1]	1,876,000	$1,827,686
Asia Cement Corp.
due 09/21/23[6]	1,627,000	1,819,803
Cellnex Telecom S.A.
1.50% due 01/16/26	EUR 1,200,000	1,620,950
OSI Systems, Inc.
1.25% due 09/01/22	1,330,000	1,591,489
MINEBEA MITSUMI, Inc.
due 08/03/22[6]	JPY 120,000,000	1,279,261
Taiwan Cement Corp.
due 12/10/23[6]	1,100,000	1,264,252
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	859,000	1,212,704
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1]	1,119,000	1,047,571
Air Transport Services Group, Inc.
1.13% due 10/15/24[1]	1,015,000	1,013,541
CRRC Corporation Ltd.
due 02/05/21[1,6]	1,000,000	977,750
Greenbrier Companies, Inc.
2.88% due 02/01/24[1]	809,000	770,694
OSG Corp.
due 04/04/22[6]	JPY 50,000,000	643,767
Total Industrial		40,289,420
Financial - 6.0%
AXA S.A.
7.25% due 05/15/21[1,3]	4,855,000	5,243,546
Redwood Trust, Inc.
4.75% due 08/15/23[1]	4,000,000	4,007,186
IH Merger Sub LLC
3.50% due 01/15/22[1]	2,978,000	3,727,757
PRA Group, Inc.
3.50% due 06/01/23[1]	2,110,000	2,088,625
3.00% due 08/01/20[1]	1,500,000	1,484,757
SBI Holdings, Inc.
due 09/13/23[6]	JPY 300,000,000	2,968,641
Deutsche Wohnen SE
0.33% due 07/26/24[1]	EUR 1,800,000	2,113,851
Poseidon Finance 1 Ltd.
due 02/01/25[6]	2,124,000	2,096,088
Colony Capital, Inc.
3.88% due 01/15/21[1]	1,909,000	1,880,359
IMMOFINANZ AG
1.50% due 01/24/24[1]	EUR 1,300,000	1,785,114
BofA Finance LLC
0.25% due 05/01/23[1]	1,523,000	1,577,601
Aurelius SE
1.00% due 12/01/20	EUR 1,200,000	1,348,278
Blackstone Mortgage Trust, Inc.
4.75% due 03/15/23[1]	1,263,000	1,318,670
Credit Agricole S.A.
due 10/03/19[1,6]	EUR 13,100	1,037,192
PHP Finance Jersey NO 2 Ltd.
2.88% due 07/15/25[1]	GBP 785,000	983,272
Cindai Capital Ltd.
due 02/08/23[6]	800,000	776,461

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Financial - 6.0% (continued)
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	$769,682
Total Financial		35,207,080
Consumer, Cyclical - 5.7%
Meritor, Inc.
3.25% due 10/15/37[1]	5,032,000	5,361,207
Huazhu Group Ltd.
0.38% due 11/01/22[1]	5,025,000	5,287,553
Tesla, Inc.
2.00% due 05/15/24[1]	2,468,000	2,522,669
1.25% due 03/01/21[1]	1,110,000	1,083,341
Marriott Vacations Worldwide Corp.
1.50% due 09/15/22[1]	2,542,000	2,529,063
Zhongsheng Group Holdings Ltd.
due 05/23/23[6]	HKD 17,000,000	2,276,903
Harvest International Co.
due 11/21/22[6]	HKD 16,000,000	2,025,510
Guess?, Inc.
2.00% due 04/15/24[1,3]	1,982,000	1,912,048
Sony Corp.
due 09/30/22[6]	JPY 147,000,000	1,845,209
Cie Generale des Etablissements Michelin SCA
due 01/10/22[1,6]	1,800,000	1,816,650
Caesars Entertainment Corp.
5.00% due 10/01/24[1]	1,016,000	1,753,235
Adidas AG
0.05% due 09/12/23[1]	EUR 800,000	1,088,974
EZCORP, Inc.
2.38% due 05/01/25	1,025,000	939,714
LVMH Moet Hennessy Louis Vuitton SE
due 02/16/21[6]	2,031	918,703
RH
due 06/15/23[1,6]	858,000	839,782
Suzuki Motor Corp.
due 03/31/23[6]	JPY 80,000,000	805,861
Total Consumer, Cyclical		33,006,422
Energy - 2.7%
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	3,232,000	3,153,302
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	3,063,000	2,678,805
Transocean, Inc.
0.50% due 01/30/23[1]	2,326,000	2,253,798
TOTAL S.A.
0.50% due 12/02/22[1]	2,000,000	2,096,000
RAG-Stiftung
due 02/18/21[1,6]	EUR 800,000	914,895
due 10/02/24[1,6]	EUR 700,000	791,655
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 1,000,000	1,570,664
Eni SpA
due 04/13/22[1,6]	EUR 900,000	1,051,677

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 66.1% (continued)
Energy - 2.7% (continued)
Helix Energy Solutions Group, Inc.
4.13% due 09/15/23	810,000	$999,416
Total Energy		15,510,212
Basic Materials - 2.4%
Toray Industries, Inc.
due 08/31/21[1,6]	JPY 370,000,000	3,737,799
Brenntag Finance BV
1.88% due 12/02/22[1]	3,500,000	3,389,750
Cleveland-Cliffs, Inc.
1.50% due 01/15/25[1]	1,299,000	1,870,612
Glencore Funding LLC
due 03/27/25[1,6]	1,400,000	1,232,628
Mitsubishi Chemical Holdings Corp.
due 03/29/24[1,6]	JPY 130,000,000	1,202,735
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD 1,300,000	1,042,128
Angang Steel Company Ltd.
due 05/25/23[6]	HKD 7,000,000	850,267
Pretium Resources, Inc.
2.25% due 03/15/22	837,000	849,555
Total Basic Materials		14,175,474
Utilities - 1.1%
CenterPoint Energy, Inc.
4.52% due 09/15/29	51,357	2,646,016
NRG Energy, Inc.
2.75% due 06/01/48[1]	1,869,000	1,977,447
China Yangtze Power International BVI 1 Ltd.
due 11/09/21[1,6]	1,775,000	1,865,574
Total Utilities		6,489,037
Total Convertible Bonds
(Cost $360,689,166)		385,635,634
SENIOR FLOATING RATE INTERESTS††, 7 - 1.6%
Consumer, Cyclical - 0.9%
PetSmart, Inc.
5.38% (3 Month USD LIBOR + 3.00%, Rate Floor: 1.00%) due 03/11/22	3,888,325	3,748,995
Alterra Mountain Co.
5.32% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/31/24	1,869,530	1,860,182
Total Consumer, Cyclical		5,609,177
Communications - 0.5%
Sprint Communications, Inc.
4.94% (3 Month USD LIBOR + 2.50%, Rate Floor: 0.75%) due 02/03/24	2,932,500	2,927,588
Consumer, Non-cyclical - 0.2%
Refinitiv US Holdings, Inc.
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 0.00%) due 10/01/25	995,000	995,829
Total Senior Floating Rate Interests
(Cost $9,695,624)		9,532,594
Total Investments - 165.8%
(Cost $934,087,741)		$967,632,878
Other Assets & Liabilities, net - (65.8)%		(383,877,895)
Total Net Assets - 100.0%		$583,754,983

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

Forward Foreign Currency Exchange Contracts††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at July 31, 2019	Unrealized Appreciation (Depreciation)
Bank Of New York Mellon	18,181,068	EUR	09/13/19	$20,728,711	$20,316,296	$412,415
Bank Of New York Mellon	5,978,750	GBP	09/13/19	7,625,700	7,336,721	288,979
Bank Of New York Mellon	1,798,622,300	JPY	09/13/19	16,705,686	16,621,295	84,391
Bank Of New York Mellon	1,631,003	CHF	09/13/19	1,654,614	1,654,508	106
Bank Of New York Mellon	590,000	CHF	09/13/19	598,499	598,503	(4)
Bank Of New York Mellon	2,330,176	CAD	09/13/19	1,755,933	1,776,013	(20,080)
						$765,807

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at July 31, 2019	Unrealized Depreciation
Bank Of New York Mellon	1,036,000	CAD	09/13/19	$795,370	$789,618	$(5,752)
Bank Of New York Mellon	139,860,000	JPY	09/13/19	1,298,656	1,292,464	(6,192)
Bank Of New York Mellon	1,208,000	EUR	09/13/19	1,367,333	1,349,870	(17,463)
						$(29,407)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with the margin loan and reverse repurchase agreements. As of July 31, 2019, the total value of securities segregated was $774,792,333.

2	Rate indicated is the 7-day yield as of July 31, 2019.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $306,195,848 (cost $295,786,449), or 52.5% of total net assets.

4	Perpetual maturity.
5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
6	Zero coupon rate security.
7
Variable rate security.  Rate indicated is the rate effective at July 31, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,482,137	$—	$—	$47,482,137
Convertible Preferred Stocks	74,958,606	—	—	74,958,606
Money Market Fund	41,222,393		—	41,222,393
Corporate Bonds	—	408,801,514	—	408,801,514
Convertible Bonds	—	385,635,634	—	385,635,634
Senior Floating Rate Interest		9,532,594	—	9,532,594
Forward Foreign Currency Exchange Contracts**	—	785,891	—	785,891
Total Assets	$163,663,136	$804,755,633	$—	$968,418,769

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$49,491	$—	$49,491

** This derivative is reported as unrealized appreciation/depreciation at period end.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $177,016,972 are categorized as Level 2 within the disclosure hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

Note 1 – Organization and Significant Accounting Policies
Organization
Advent Convertible and Income Fund (formerly Advent Claymore Convertible Securities and Income Fund), (the “Fund”), was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unrealiable, such investment is fair valued by the Valuation Committee.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasuries, and other information analysis.

Note 2 - Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge – an investment made in order to seek to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income – the use of any instrument that distributes cash flows typically based upon some rate of interest.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2019

At July 31, 2019, the cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 936,508,061	$ 49,768,339	$ (17,907,122)	$ 31,861,217

OTHER INFORMATION (Unaudited)	July 31, 2019

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.